Fair Value of Financial Instruments - Legacy Convertible Notes Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liabilities measured at fair value, beginning balance	$ 19,264	$ 11,655
Issuance	1,390	4,825
Change in fair value	(1,741)	2,784
Conversion and settlement	(18,913)
Liabilities measured at fair value, ending balance	0	19,264
2019 Convertible Notes | Nonrelated Party
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liabilities measured at fair value, beginning balance	13,751	11,392
Issuance	0	0
Change in fair value	(1,276)	2,359
Conversion and settlement	(12,475)
Liabilities measured at fair value, ending balance	0	13,751
2019 Convertible Notes | Related Party
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liabilities measured at fair value, beginning balance	307	263
Issuance	0	0
Change in fair value	(31)	44
Conversion and settlement	(276)
Liabilities measured at fair value, ending balance	0	307
2023 Convertible Notes | Nonrelated Party
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liabilities measured at fair value, beginning balance	5,071	0
Issuance	1,390	4,700
Change in fair value	(423)	371
Conversion and settlement	(6,038)
Liabilities measured at fair value, ending balance	0	5,071
2023 Convertible Notes | Related Party
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liabilities measured at fair value, beginning balance	135	0
Issuance	0	125
Change in fair value	(11)	10
Conversion and settlement	(124)
Liabilities measured at fair value, ending balance	$ 0	$ 135